UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter End: September 30, 2002



                          Pamet Capital Management, LLC
--------------------------------------------------------------------------------
                    Name of Institutional Investment Manager


        222 Berkeley Street, 22nd Floor         Boston       MA          02116
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Business Address          (Street)              (City)     (State)        (Zip)


13F File Number: 028-10112
                -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:


Jason Price                   Chief Financial Officer               617-646-6100
--------------------------------------------------------------------------------
(Name)                               (Title)                          (Phone)

Signature, Place and Date of Signing:


/s/ Jason Price
-----------------------------
222 Berkeley Street, 22nd Floor, Boston, MA 02116
11/11/2002


Report Type:

[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:    1
                                  ----------

List of Other Included Managers:  Abrams Capital, LLC
                                ------------------------

Form 13F Information Table Entry Total:  40
                                       --------

Form 13F Information Table Value Total:     150,375,000
                                        -------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          Pamet Capital Management, LLC

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/02

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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
AES Corp.                                  COM   00130H105     109   100100            100100             100100
AES Corp.                                  COM   00130H105    2401   956600            956600      1      956600
Arbitron Inc.                              COM   03875Q108    1354    56820             56820              56820
Arbitron Inc.                              COM   03875Q108   19853   582200            582200      1      582200
Baycorp Holdings Ltd.                      COM   072728108     121    24600             24600              24600
Baycorp Holdings Ltd.                      COM   072728108    2361   185600            185600      1      185600
Bay View Cap Corp.                         COM   07262L101     753    72400             72400              72400
Bay View Cap Corp.                         COM   07262L101    4606   812200            812200      1      812200
Berkshire Hathaway Inc.                   CL B   084670207     688      281               281                281
Berkshire Hathaway Inc.                   CL B   084670207    4272     1733              1733      1        1733
Berkshire Hathaway Inc.                   CL A   084670108    3326       45                45      1          45
BKF Capital Group Inc.                     COM   05548G102     401    31000             31000              31000
BKF Capital Group Inc.                     COM   05548G102    6256   296800            296800      1      296800
Block H&R Inc.                             COM   093671105     958    32300             32300              32300
Block H&R Inc.                             COM   093671105   14338   341300            341300      1      341300
Coast Federal Litigation Contingent Trust RIGHT  19034Q110      13   149460            149460             149460
Coast Federal Litigation Contingent Trust RIGHT  19034Q110     201  1436684           1436684      1     1436684
Echostar Communications Corp.             CL A   278762109    1987   162700            162700             162700
Echostar Communications Corp.             CL A   278762109   29626  1712500           1712500      1     1712500
Erie Indty Co.                            CL A   29530P102    1196    40000             40000              40000
Erie Indty Co.                            CL A   29530P102   17424   418242            418242      1      418242
Golden State Bancorp Inc.                  WRT   381197136     269   349706            349706             349706
Golden State Bancorp Inc.                  WRT   381197136    4001  3670936           3670936      1     3670936
International Speedway Corp.              CL A   460335201     416    20430             20430              20430
International Speedway Corp.              CL A   460335201    6255   157430            157430      1      157430
Juno Lighting, Inc.                        COM   482047206     283    51780             51780              51780
Juno Lighting, Inc.                        COM   482047206    4304   400792            400792      1      400792
Morgan Stanley Dean Witter & Co            COM   617446448     446    18000             18000              18000
Morgan Stanley Dean Witter & Co            COM   617446448    6279   185350            185350      1      185350
OPTI Inc.                                  COM   683960108      26    38100             38100              38100
OPTI Inc.                                  COM   683960108     453   393565            393565      1      393565
Philip Morris Cos. Inc.                    COM   718154107     609    21600             21600              21600
Philip Morris Cos. Inc.                    COM   718154107    9006   232100            232100      1      232100
Sirius Satellite Radio Inc.                COM   82966U103      27    63800             63800              63800
Sirius Satellite Radio Inc.                COM   82966U103     579   578300            578300      1      578300
Washington Post Co.                       CL B   939640108     270      811               811                811
Washington Post Co.                       CL B   939640108    4081     6288              6288      1        6288
XM Satellite                              CL A   983759101      85    19400             19400              19400
XM Satellite                              CL A   983759101     742   190100            190100      1      190100


* Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.